LOGIQ Contrarian Opportunities ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 55.8%	Shares	Value
Banking - 2.3%
Bank of America Corp.	10,383	$517,385
Citigroup, Inc.	4,754	523,843
Deutsche Bank AG	7,573	268,236
		1,309,464

Consumer Discretionary Products - 0.7%
Topgolf Callaway Brands Corp.(a)	29,919	420,661

Financial Services - 3.8%
Core Scientific, Inc. (a)	31,314	531,399
IREN Ltd.(a)	25,413	1,040,662
KKR & Co., Inc.	2,669	234,018
Robinhood Markets, Inc. - Class A(a)	5,394	409,135
		2,215,214

Health Care - 0.5%
Oscar Health, Inc. - Class A(a)	20,249	276,196

Industrial Products - 1.9%
Honeywell International, Inc.	2,093	509,834
Northrop Grumman Corp.	845	612,101
		1,121,935

Materials - 20.4%
Agnico Eagle Mines Ltd.	2,399	603,588
Barrick Mining Corp.	22,913	1,162,606
BHP Group Ltd., ADR	6,577	536,486
Cameco Corp.	4,021	476,086
Cleveland-Cliffs, Inc.(a)	26,138	278,631
Core Natural Resources, Inc.	4,443	364,681
Freeport-McMoRan, Inc.	10,023	682,366
Hallador Energy Co.(a)	15,560	282,881
Hecla Mining Co.	24,502	610,345
LyondellBasell Industries NV - Class A	8,169	469,881
Mosaic Co.	16,785	467,294
Newmont Corp.	7,042	915,460
Pan American Silver Corp.	28,595	1,964,477
Peabody Energy Corp.	50,455	1,591,351
Taseko Mines Ltd.(a)	48,833	433,637
Teck Resources Ltd.	7,528	443,324
Vale SA, ADR	29,976	514,988
		11,798,082

Media - 3.7%
Alphabet, Inc. - Class C	4,160	1,295,549
Meta Platforms, Inc. - Class A	683	442,707
Uber Technologies, Inc.(a)	5,744	433,212
		2,171,468

Oil & Gas - 9.8%
Antero Resources Corp. (a)	37,259	1,371,504
Borr Drilling Ltd.	49,330	302,393
Cenovus Energy, Inc.	24,175	539,344
EQT Corp.	14,170	870,321
Expand Energy Corp.	10,167	1,097,222
Range Resources Corp.	15,410	636,125
Suncor Energy, Inc.	9,094	513,993
Transocean Ltd.(a)	50,189	325,225
		5,656,127

Retail & Wholesale - Discretionary - 2.0%
Amazon.com, Inc.(a)	5,379	1,129,590

Tech Hardware & Semiconductors - 6.8%
Lumentum Holdings, Inc. (a)	1,220	855,110
NVIDIA Corp.	3,648	646,389
Onto Innovation, Inc.(a)	4,398	949,484
Samsung Electronics Co. Ltd.	239	899,262
Sandisk Corp.(a)	889	564,835
		3,915,080

Telecommunications - 1.9%
Cogent Communications Holdings, Inc.	28,896	542,089
EchoStar Corp. - Class A(a)	4,788	553,158
		1,095,247

Utilities - 2.0%
NRG Energy, Inc.	1,568	280,609
Talen Energy Corp.(a)	1,122	416,228
Vistra Corp.	2,811	488,805
		1,185,642

TOTAL COMMON STOCKS (Cost $20,315,794)		32,294,706

EXCHANGE TRADED FUNDS - 32.7%	Shares	Value
Avantis Emerging Markets Equity ETF	5,369	476,230
Dimensional International Core Equity Market ETF	11,159	471,356
Energy Select Sector SPDR Fund	23,015	1,286,999
Global X Silver Miners ETF	15,081	1,780,010
Global X Uranium ETF	13,016	707,290
Invesco Aerospace & Defense ETF	4,928	892,313
Invesco Building & Construction ETF	2,175	236,379
iShares 1-3 Year Treasury Bond ETF	16,730	1,391,601
iShares 20+ Year Treasury Bond ETF	12,741	1,157,138
iShares MSCI South Korea ETF	4,157	629,245
iShares Silver Trust(a)	35,434	3,011,536
KraneShares CSI China Internet ETF	11,933	370,639
Ninepoint Energy Fund(a)	10,504	527,183
Select STOXX Europe Aerospace & Defense ETF	8,982	418,831
SPDR Gold Shares(a)	776	375,390
Sprott Silver Miners & Physical Silver ETF	8,505	708,977
Sprott Uranium Miners ETF	9,699	697,746
VanEck Gold Miners ETF	4,944	572,713
VanEck Junior Gold Miners ETF	10,153	1,585,797
VanEck Oil Services ETF	675	267,955
Vanguard Intermediate-Term Treasury ETF	23,025	1,398,308
		18,963,636

TOTAL EXCHANGE TRADED FUNDS (Cost $12,793,520)		18,963,636

CLOSED-END FUNDS - 1.1%	Shares	Value
Sprott Physical Uranium Trust(a)	32,952	664,911

TOTAL CLOSED-END FUNDS (Cost $690,278)		664,911

SHORT TERM INVESTMENTS - 10.3%	Shares	Value
Money Market Funds - 10.3%
Dreyfus Treasury Securities Cash Management, 3.54%(b)	5,956,566	5,956,566

TOTAL SHORT TERM INVESTMENTS (Cost $5,956,566)		5,956,566

TOTAL INVESTMENTS - 99.9% (Cost $39,756,158)		$57,879,819
Other Assets in Excess of Liabilities - 0.1%		45,524
TOTAL NET ASSETS - 100.0%		$57,925,343

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.